Future Minimum Annual Rental Commitments Required Under Non-Cancelable Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Schedule of Operating Leases [Line Items]
2012	$ 1
2013	1
2014
2015
2016
Thereafter
Total minimum lease payments	2
2012	113
2013	45
2014	43
2015	41
2016	39
Thereafter	1,379
Total minimum lease payments	$ 1,660